Segmental analysis - Notable items (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenue
Disposals,acquisitions and investment	£ 0	£ (15)
Restructuring and other related	1,729	(222)
Operating expenses
Restructuring and other related costs	39	£ 193
France retail business
Operating expenses
Reversal of impairment loss recognised in profit or loss	£ 1,700